Revenue and Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
Schedule of revenue and segment information
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Sales of Halal products	526,807	-	-
Development, sales and distribution of 3D autostereoscopic products and conversion equipment	-	3,980	1,427,157
Sales of software and technology solutions	-	-	317,472
Sales of air-filter products	-	189,133	-
Total Revenue	526,807	193,113	1,744,629

Schedule of timing of transfer of good or services
2022	At a point in time A$	Total A$
Sales of Halal products	526,807	526,807

2021	At a point in time A$	Total A$
Development, sales and distribution of 3D autostereoscopic products and conversion equipment	3,980	3,980
Sales of air- filter products	189,133	189,133
Total Revenue	193,113	193,113

2020	Over time A$	At a point in time A$	Total A$
Development, sales and distribution of 3D autostereoscopic products and conversion equipment	84,713	1,342,444	1,427,157
Sales of air-filter products	-	317,472	317,472

Total Revenue	84,713	1,659,916	1,744,629

Schedule of revenue by geographic location
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Malaysia	526,807	78,123	-
Hong Kong	-	3,980	1,366,200
China	-	6,846	60,956
USA	-	104,164	-
Korea	-	-	315,034
Other	-	-	2,439
	526,807	193,113	1,744,629

Schedule of non-current assets by geographic location
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Australia	968	562,500	-
USA	20,910,964	4,599,618	-
Malaysia	832,170	-	-
Canada	708,117	-	-
Hong Kong	-	1,946,263	262,626
China	-	4,138,043	2,139,605
Korea	3,257,187	10,562,521	4,915,447
	25,709,406	21,808,945	7,317,678

Schedule of major customers
	December 31, 2022		December 31, 2021		December 31, 2020
	Percentage of Revenue	Balance due A$	Percentage of Revenue	Balance due A$	Percentage of Revenue	Balance due A$

Customer A	-	-	-	-	16.23%	-
Customer B	-	-	53.93%	104,645	-	-
Customer C	-	-	40.45%	78,483	-	-
Customer D	-	-	-	-	41.23%	628,621
Customer E	-	-	-	-	18.05%	314,892
Customer F	-	-	-	-	10.87%	179,338
Customer G	72.39%	339,630	-	-	-	-
Customer H	16.27%	84,253	-	-	-	-

Schedule of segment information for the reporting period
	Consolidated
For the year ended 31 December 2022	Sales of electronic glass A$	Sales of air- filter products A$	Sales of Halal products A$	Provision of credit risk analysis A$	Provision of consultancy A$	NFT A$	Corporate A$	Total A$
Revenue
Revenue from operating activities	-	-	526,807	-	-	-	-	526,807
Interest income	-	-	6	1	1	-	567,590	567,598
Gain on disposal of Investment in Equity Instrument	-	-	-	-	-	-	782,023	782,023
Loss on fair value changes in investment	-	-	-	-	-	-	(225,000)	(225,000)
Other income	-	-	-	-	2,878	-	-	2,878
Segment revenue	-	-	526,813	1	2,879	-	1,124,613	1,654,306

Cost of sales	-	-	(687,477)	-	-	-	-	(687,477)
Employee benefit expenses	(120,985)	-	(197,980)	(107,035)	(381,985)	(141,148)	(513,863)	(1,462,996)
Depreciation and amortization expenses	(407,155)	(1,133,397)	(191,155)	(33,213)	(21,552)	(65,509)	(141,026)	(1,993,007)
Professional and consulting expenses	(56,225)	(184,930)	(70,671)	(11,332)	(489,050)	(157,312)	(5,263,462)	(6,232,982)
Travel and accommodation expenses	(14,917)	-	(136,288)	-	(27)	-	(8,551)	(159,783)
Other operating expenses	(30,749)	(6,957)	(174,394)	5,673	(84,166)	(93,183)	(456,548)	(840,324)
Finance costs	(129,458)	(38,194)	(13,037)	-	(17,640)	-	(718,051)	(916,380)
Share on losses of associates	-	-	-	(322,893)	-	-	-	(322,893)
Gain disposal of subsidiaries	51,143	-	-	-	386	-	10,500	62,029
Gain on deemed disposal of subsidiary	-	-	-	-	-	-	144,827	144,827
Provision for the inventory	-	-	(96,197)	-	-	-	(1,025,591)	(1,121,788)
Provision for bad debt	-	(102,308)	-	-	-	-	-	(102,308)
Written off of property, plant and equipment	-	-	-	-	-	-	(93,183)	(93,183)
Loss on fair value change in warrant	-	-	-	-	-	-	(3,566,433)	(3,566,433)
Exchange gain/(loss)	1,851	29,577	74,585	(4)	(50,800)	-	1,720,680	1,775,889
Segment expenses	(706,495)	(1,436,209)	(1,492,614)	(468,804)	(1,044,834)	(457,152)	(9,910,701)	(15,516,809)
Segment operating (loss)/ profit	(706,495)	(1,436,209)	(965,801)	(468,803)	(1,041,955)	(457,152)	(8,786,088)	(13,862,503)

Segment assets 2022	20,910,964	5,557,525	5,215,538	-	-	510,522	25,275,654	57,470,203
Segment liabilities 2022	(1,392)	(508,660)	(1,899)	-	-	(527)	(14,038,713)	(14,551,191)

	Consolidated
For the year ended December 31, 2021	Development, sale and distribution of 3D displays, conversion equipment, software and others A$	Sales of electronic glass A$	Sales of air- filter products A$	Provision of credit risk analysis A$	IoT A$	Corporate A$	Total A$
Revenue
Revenue from operating activities	3,980	-	189,133	-	-	-	193,113
Interest income	18,859	-	-	5	-	-	18,864
Fair value change in derivative financial instruments	-	-	-	-	-	(842,463)	(842,463)
Other income	-	-	-	-	39,731	296,076	335,807
Segment revenue	22,839	-	189,133	5	39,731	(546,387)	(294,679)

Cost of sales	2,721	6,654	140,072	-	-	-	149,447
Employee benefit expenses	215,757	105,680	-	10,925	550,817	730,743	1,613,922
Depreciation and amortization expenses	109,325	913	1,049,125	-	25,976	141,472	1,326,811
Professional and consulting expenses	5,802	8,772	36,881	307,700	1,179,003	837,880	2,376,038
Travel and accommodation expenses	7,980	65,808	-	10,633	919	6,045	91,385
Other operating expenses	1,534,404	92,035	23,855	66,372	692,327	(1,683,283)	725,710
Provision for written off inventory	(9,439)	-	-	-	-	-	(9,439)
Provision for bad debts	-	-	14,390	-	-	-	14,390
(Gain)/ Loss disposal of subsidiaries	(6,927,976)	-	-	-	-	4,929,707	(1,998,269)
Finance costs	16,763	60,448	3,009	-	(33,335)	1,954,067	2,000,952
Segment expenses	(5,044,663)	340,310	1,267,332	395,630	2,415,707	6,916,631	6,290,947
Segment operating profit/ (loss)	5,067,502	(340,310)	(1,078,199)	(395,625)	(2,375,976)	(7,463,018)	(6,585,626)

Segment assets 2021	-	15,645,858	6,417,042	2,049,261	767,670	210,580	25,090,411
Segment liabilities 2021	-	(1,737,509)	(457,741)	(808,980)	(287,802)	(7,842,009)	(11,134,041)

	Consolidated
For the year ended December 31, 2020	Development, sale and distribution of 3D displays, conversion equipment, software and others A$	Sales of air- filter products A$	Consultancy services A$	Corporate A$	Total A$
Revenue
Revenue from operating activities	1,427,157	317,472	-	-	1,744,629
Interest income	6,197	-	-	-	6,197
Fair value change in derivative financial instruments	-	-	-	2,312,197	2,312,197
Other income	82,561	-	-	-	82,561
Segment revenue	1,515,915	317,472	-	2,312,197	4,145,584

Cost of sales	1,155,006	156,560	-	-	1,311,566
Employee benefit expenses	1,570,626	-	241,914	400,103	2,212,643
Depreciation and amortization expenses	1,897,243	179,144	2,307	68	2,078,762
Professional and consulting expenses	(116,977)	-	634,186	856,698	1,373,907
Travel and accommodation expenses	24,436	-	2,246	14,213	40,895
Other operating expenses	734,523	1,196	40,476	334,945	1,111,140
Provision for bad debt	58,932	-	-	-	58,932
Provision for inventory written off	(17,671)	-	-	-	(17,671)
Loss disposal of subsidiaries	(22,206,347)	-	-	22,235,337	28,990
Plant and equipment written off	-	-	-	110	110
Provision for impairment loss on intangible assets	3,459,340	-	-	-	3,459,340
Development projects written off	930,356	-	-	-	930,356
Finance costs	408,054	-	-	1,692,218	2,100,272
Segment expenses	(12,102,479)	336,900	921,129	25,533,692	14,689,242
Segment operating (loss) / profit	13,618,394	(19,428)	(921,129)	(23,221,495)	(10,543,658)

Segment assets 2020	2,070,047	6,529,733	2,337,630	2,016,256	12,953,666
Segment liabilities 2020	5,015,497	2,733,042	5,888,659	(5,589,384)	8,047,814